Share Capital	12 Months Ended
Dec. 31, 2017
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Share Capital

30. SHARE CAPITAL

	Group
	Ordinary shares of £0.10 each		£300m Preference shares of £1,000 each		Total
Issued and fully paid share capital	No.	£m	No.	£m	£m
At 1 January 2016	31,051,768,866	3,105	13,797	14	3,119
Repurchases	–	–	(17)	–	–
At 31 December 2016, 1 January 2017 and 31 December 2017	31,051,768,866	3,105	13,780	14	3,119

	Group
Share premium	2017 £m	2016 £m
At 1 January and 31 December	5,620	5,620

£300m Fixed/Floating Rate Non-Cumulative Callable Preference Shares

The preference shares entitle the holders to a fixed non-cumulative dividend, at the discretion of Santander UK plc, of 6.22% per annum payable annually from 24 May 2010 until 24 May 2019 and quarterly thereafter at a rate of 1.13% per annum above three month sterling LIBOR. The preference shares are redeemable only at the option of Santander UK plc on 24 May 2019 or on each quarterly dividend payment date thereafter. No such redemption may be made without the consent of the PRA.